Total
MML Fundamental Equity Fund
MML Fundamental Equity Fund
MML SERIES INVESTMENT FUND
MML Fundamental Equity Fund
(the “Fund”)
Supplement dated July 13, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement for the Fund dated July 1, 2020.

Effective July 1, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses (page 23 of the Prospectus) in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Fundamental Equity Fund		Class II	Service Class I
Management Fees	[1]	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses		0.85%	1.10%
[1]	Management Fees have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Fundamental Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	87	271	471	1,049
Service Class I	112	350	606	1,340

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE